Derivative Financial Instruments (Schedule of Notional Amounts of Outstanding Derivative Instruments) (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Forward Foreign Exchange Contracts [Member] | Designated As Hedging Instrument [Member]
Derivative [Line Items]
Notional amount	$ 1,633	$ 3,472
Forward Foreign Exchange Contracts [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivative [Line Items]
Notional amount	742
Currency Swaps and Options [Member] | Designated As Hedging Instrument [Member]
Derivative [Line Items]
Notional amount	13,595	1,241
Currency Swaps and Options [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivative [Line Items]
Notional amount	4,077
Embedded Derivative Financial Instruments [Member] | Designated As Hedging Instrument [Member]
Derivative [Line Items]
Notional amount	7,763	7,414
Embedded Derivative Financial Instruments [Member] | Derivatives Not Designated As Hedging Instruments [Member]
Derivative [Line Items]
Notional amount	$ 9,250	$ 2,584